Statement of Financial Position (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Common Stock [Member]
Common Stock, Par Value Per Share	€ 0.13	€ 0.13
Common Stock, Shares, Issued	18,753,757	13,726,532
Common Stock, Shares, Outstanding	18,372,229	13,345,004
Treasury Stock [Member]
Treasury Stock, Shares	381,528	381,528